Credit Risk - Disclosure of Maximum and Net Exposure to Credit Risk - IFRS 9 (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Collateral cash	£ (8,044)	£ (8,683)
Netting	(1,603)	(484)
Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	(209,500)	(196,600)
Netting	(1,200)	(100)
Net carrying amount	94,800	98,700
Credit risk | Cash and balances at central banks
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net carrying amount	32,600	33,100
Credit risk | Financial assets at amortised cost:
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	(209,500)	(196,600)
Netting	(1,200)	(100)
Net carrying amount	57,000	56,600
Credit risk | Residential Mortgages4
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	(173,100)	(171,400)
Netting	0	0
Net carrying amount	10,400	7,800
Credit risk | Corporate loans
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	(15,700)	(14,900)
Netting	0	0
Net carrying amount	12,300	11,300
Credit risk | Finance leases
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	(4,200)	0
Netting	0	0
Net carrying amount	0	4,100
Credit risk | Accrued interest and other adjustments
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net carrying amount	1,100	1,200
Credit risk | Other unsecured loans
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net carrying amount	20,100	20,500
Credit risk | Amounts due from fellow Banco Santander group subsidiaries and JVs
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net carrying amount	5,000	4,800
Credit risk | Total loans and advances to customers
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	(193,000)	(186,300)
Netting	0	0
Net carrying amount	48,900	49,700
Credit risk | Loans and advances to banks
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net carrying amount	1,900	1,600
Credit risk | Reverse repurchase agreements – non trading
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	(16,500)	(10,300)
Netting	(1,200)	(100)
Net carrying amount	2,200	1,900
Credit risk | Other financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net carrying amount	4,000	3,400
Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net carrying amount	5,200	9,000
Credit risk | Debt securities
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net carrying amount	5,200	9,000
On-balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	266,700	259,800
On-balance sheet | Credit risk | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	267,400	260,600
On-balance sheet | Credit risk | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(700)	(800)
On-balance sheet | Credit risk | Cash and balances at central banks
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	32,600	33,100
On-balance sheet | Credit risk | Cash and balances at central banks | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	32,600	33,100
On-balance sheet | Credit risk | Cash and balances at central banks | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
On-balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	228,900	217,700
On-balance sheet | Credit risk | Financial assets at amortised cost: | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	229,600	218,500
On-balance sheet | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(700)	(800)
On-balance sheet | Credit risk | Residential Mortgages4
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	170,400	168,400
On-balance sheet | Credit risk | Residential Mortgages4 | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	170,500	168,600
On-balance sheet | Credit risk | Residential Mortgages4 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(200)
On-balance sheet | Credit risk | Corporate loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	20,300	18,400
On-balance sheet | Credit risk | Corporate loans | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	20,600	18,700
On-balance sheet | Credit risk | Corporate loans | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(300)	(300)
On-balance sheet | Credit risk | Finance leases
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	4,200	4,100
On-balance sheet | Credit risk | Finance leases | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	4,300	4,200
On-balance sheet | Credit risk | Finance leases | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(100)
On-balance sheet | Credit risk | Accrued interest and other adjustments
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	700	800
On-balance sheet | Credit risk | Accrued interest and other adjustments | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	700	800
On-balance sheet | Credit risk | Accrued interest and other adjustments | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
On-balance sheet | Credit risk | Other unsecured loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	5,400	6,400
On-balance sheet | Credit risk | Other unsecured loans | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	5,600	6,600
On-balance sheet | Credit risk | Other unsecured loans | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(200)	(200)
On-balance sheet | Credit risk | Amounts due from fellow Banco Santander group subsidiaries and JVs
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	5,000	4,800
On-balance sheet | Credit risk | Amounts due from fellow Banco Santander group subsidiaries and JVs | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	5,000	4,800
On-balance sheet | Credit risk | Amounts due from fellow Banco Santander group subsidiaries and JVs | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
On-balance sheet | Credit risk | Total loans and advances to customers
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	206,000	202,900
On-balance sheet | Credit risk | Total loans and advances to customers | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	206,700	203,700
On-balance sheet | Credit risk | Total loans and advances to customers | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(700)	(800)
On-balance sheet | Credit risk | Loans and advances to banks
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,200	1,100
On-balance sheet | Credit risk | Loans and advances to banks | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,200	1,100
On-balance sheet | Credit risk | Loans and advances to banks | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
On-balance sheet | Credit risk | Reverse repurchase agreements – non trading
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	17,700	10,300
On-balance sheet | Credit risk | Reverse repurchase agreements – non trading | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	17,700	10,300
On-balance sheet | Credit risk | Reverse repurchase agreements – non trading | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
On-balance sheet | Credit risk | Other financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	4,000	3,400
On-balance sheet | Credit risk | Other financial assets at amortised cost | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	4,000	3,400
On-balance sheet | Credit risk | Other financial assets at amortised cost | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
On-balance sheet | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	5,200	9,000
On-balance sheet | Credit risk | Financial assets at FVOCI | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	5,200	9,000
On-balance sheet | Credit risk | Financial assets at FVOCI | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
On-balance sheet | Credit risk | Debt securities
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	5,200	9,000
On-balance sheet | Credit risk | Debt securities | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	5,200	9,000
On-balance sheet | Credit risk | Debt securities | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	38,800	35,600
Off-balance sheet | Credit risk | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	38,900	35,700
Off-balance sheet | Credit risk | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(100)
Off-balance sheet | Credit risk | Cash and balances at central banks
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Cash and balances at central banks | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Cash and balances at central banks | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	38,800	35,600
Off-balance sheet | Credit risk | Financial assets at amortised cost: | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	38,900	35,700
Off-balance sheet | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(100)
Off-balance sheet | Credit risk | Residential Mortgages4
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	13,100	10,800
Off-balance sheet | Credit risk | Residential Mortgages4 | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	13,100	10,800
Off-balance sheet | Credit risk | Residential Mortgages4 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Corporate loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	7,700	7,800
Off-balance sheet | Credit risk | Corporate loans | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	7,700	7,800
Off-balance sheet | Credit risk | Corporate loans | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Finance leases
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Finance leases | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Finance leases | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Accrued interest and other adjustments
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	400	400
Off-balance sheet | Credit risk | Accrued interest and other adjustments | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	400	400
Off-balance sheet | Credit risk | Accrued interest and other adjustments | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Other unsecured loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	14,700	14,100
Off-balance sheet | Credit risk | Other unsecured loans | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	14,800	14,200
Off-balance sheet | Credit risk | Other unsecured loans | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(100)
Off-balance sheet | Credit risk | Amounts due from fellow Banco Santander group subsidiaries and JVs
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Amounts due from fellow Banco Santander group subsidiaries and JVs | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Amounts due from fellow Banco Santander group subsidiaries and JVs | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Total loans and advances to customers
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	35,900	33,100
Off-balance sheet | Credit risk | Total loans and advances to customers | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	36,000	33,200
Off-balance sheet | Credit risk | Total loans and advances to customers | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(100)
Off-balance sheet | Credit risk | Loans and advances to banks
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	700	500
Off-balance sheet | Credit risk | Loans and advances to banks | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	700	500
Off-balance sheet | Credit risk | Loans and advances to banks | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Reverse repurchase agreements – non trading
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	2,200	2,000
Off-balance sheet | Credit risk | Reverse repurchase agreements – non trading | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	2,200	2,000
Off-balance sheet | Credit risk | Reverse repurchase agreements – non trading | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Other financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Other financial assets at amortised cost | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Other financial assets at amortised cost | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Financial assets at FVOCI | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Financial assets at FVOCI | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Debt securities
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Debt securities | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Debt securities | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	£ 0	£ 0